Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 133,860	$ 1,685,633
Receivables, net	139,833	84,655
Inventory, net	9,653,912	7,459,240
Prepaid and other current assets	5,638,399	5,649,594
Total current assets	15,566,004	14,879,122
Property and equipment, net	91,809	210,629
Goodwill	5,101,625	4,779,625
Intangible assets, net	7,426,864	786,061
Investments		235,596
Other assets	34,323	202,862
TOTAL ASSETS	28,220,625	21,093,895
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Revolving line of credit	14,000,000	12,700,000
Accounts payable	4,053,523	1,290,824
Accrued expenses	1,531,498	1,911,722
Related party liabilities	4,215,980	3,657,600
Share issuance liability		250,000
Deferred payables, current	2,257,457	204,445
Notes payable	1,762,415
Convertible note payable, net ,current	1,662,371
Related party notes	2,335,000
Other current liabilities		121,579
Total current liabilities	31,818,244	20,136,171
Convertible note payable, net		37,316
Conversion option liability		60,000
Warrant liabilities	3,610,661	840,995
Earn-out Share Liability	2,543,600	15,560,000
Deferred payables		1,484,238
TOTAL LIABILITIES	37,972,505	38,118,720
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common Stock, $0.0001 par value, 551,000,000 shares authorized; and 50,467,421 and 36,202,798 shares issued and outstanding at December 31, 2025 and December 31, 2024, respectively	5,047	3,621
Additional paid-in capital	215,985,403	200,667,682
Accumulated deficit	(224,490,556)	(217,830,518)
Accumulated other comprehensive income	(1,251,774)	134,391
TOTAL STOCKHOLDERS’ DEFICIT	(9,751,880)	(17,024,824)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 28,220,625	$ 21,093,895